Schedule II Condensed Financial Information of Registrant - Condensed Income Statement - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net investment income									$ 2,916	$ 2,508	$ 2,333
Total revenues	$ 1,062	$ 1,276	$ 1,047	$ 722	$ 1,045	$ 224	$ 544	$ 803	4,107	2,616	4,100
Benefits and Expenses
Total benefits and expenses	676	1,205	839	634	825	149	413	637	3,354	2,024	3,568
Income tax expense (benefit)									(52)	14	54
Net income available to Athene Holding Ltd. shareholders	$ 368	$ 158	$ 192	$ 87	$ 242	$ 72	$ 104	$ 144	805	562	463
Comprehensive income (loss) available to Athene Holding Ltd. shareholders									1,409	(319)	1,037
Parent Company
Revenues
Net investment income									10	0	8
Investment related gains (losses)									4	0	0
Total revenues									14	0	8
Benefits and Expenses
Other operating expenses (related party: 2016 – $16, 2015 – $16, and 2014 – $253)									142	130	450
Interest expense									0	0	1
Total benefits and expenses									142	130	451
Loss before income taxes and equity earnings in subsidiaries									(128)	(130)	(443)
Income tax expense (benefit)									0	0	0
Equity earnings in subsidiaries									933	692	906
Net income available to Athene Holding Ltd. shareholders									805	562	463
Other comprehensive income (loss), after tax									604	(881)	574
Comprehensive income (loss) available to Athene Holding Ltd. shareholders									$ 1,409	$ (319)	$ 1,037